Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash equivalents		R$ 47,375	R$ 370,135
Financial investments		423,418	373,689
Suppliers _ factoring		29,941	22,733
At fair value [member]
IfrsStatementLineItems [Line Items]
Cash and bank deposits		168,994	116,123
Cash equivalents		41	370,135
Financial investments		423,418	373,689
Trade receivables
Derivative assets		29,256	114,060
Deposits	[1]
Other credits and amounts
Loans and financing	[2]	17,753	162,568
Leases
Suppliers
Suppliers _ factoring
Derivatives liabilities		536
Other labilities
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Trade receivables		887,734	850,683
Derivative assets
Deposits	[1]	2,068,593	1,373,109
Other credits and amounts		232,633	189,017
Loans and financing	[2]	11,967,138	11,737,462
Leases		11,206,959	10,762,984
Suppliers		2,319,954	1,898,970
Suppliers _ factoring		29,941	22,733
Derivatives liabilities
Other labilities		R$ 692,171	R$ 1,023,700

[1]	Excludes court deposits, as described in Note 9.
[2]	The amounts on December 31, 2022 and December 31, 2021, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.